Aptus Collared Investment Opportunity ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%		Shares	Value
Basic Materials - 1.7%
Linde PLC (a)		41,231	$18,976,980
Newmont Corporation (a)(b)		133,431	8,286,065
Sherwin-Williams Company (a)		21,786	7,208,552
			34,471,597

Communications - 14.8%
Alphabet, Inc. - Class C (a)		391,250	75,456,475
Amazon.com, Inc. (a)(c)		355,356	83,192,393
Comcast Corporation - Class A (a)		176,004	5,848,613
Meta Platforms, Inc. - Class A (a)(b)		81,692	63,183,861
Motorola Solutions, Inc. (a)		28,583	12,547,365
Netflix, Inc. (a)(b)(c)		29,051	33,681,729
T-Mobile US, Inc. (a)		70,055	16,701,813
Uber Technologies, Inc. (a)(c)		83,380	7,316,595
			297,928,844

Consumer, Cyclical - 8.2%
Costco Wholesale Corporation (a)		16,696	15,688,229
Lowe's Companies, Inc.		88,268	19,734,077
Marriott International, Inc. - Class A (a)		76,473	20,175,872
McDonald's Corporation (a)		65,867	19,764,711
PulteGroup, Inc. (a)		121,902	13,765,174
Tesla, Inc. (a)(c)		106,308	32,771,567
TJX Companies, Inc. (a)		141,387	17,606,923
Walmart, Inc. (a)(b)		268,923	26,349,075
			165,855,628

Consumer, Non-cyclical - 12.7%
Abbott Laboratories (a)		105,791	13,349,766
AbbVie, Inc. (a)		73,988	13,985,212
Altria Group, Inc. (a)(b)		212,913	13,187,831
Amgen, Inc. (a)		23,706	6,995,641
Automatic Data Processing, Inc. (a)		19,852	6,144,194
Cintas Corporation (a)(b)		85,308	18,985,295
Elevance Health, Inc. (a)		23,311	6,598,878
Eli Lilly & Company (a)		29,325	21,702,553
Intuitive Surgical, Inc. (a)(c)		37,452	18,017,783
Johnson & Johnson (a)(b)		62,155	10,239,415
Merck & Company, Inc.		145,699	11,382,006
Mondelez International, Inc. - Class A		161,406	10,441,354
PepsiCo, Inc.		139,902	19,295,284
Procter & Gamble Company (a)		127,784	19,227,658
Stryker Corporation (a)		91,411	35,899,842
Thermo Fisher Scientific, Inc.		38,337	17,929,448
UnitedHealth Group, Inc.		35,193	8,782,765
Vertex Pharmaceuticals, Inc. (c)		8,755	3,999,897
			256,164,822

Energy - 3.1%
Devon Energy Corporation		312,120	10,368,626
Diamondback Energy, Inc. (a)(b)		90,953	13,521,073
Exxon Mobil Corporation (a)		305,491	34,105,015
Schlumberger NV (a)		112,210	3,792,698
			61,787,412

Financial - 15.1%
American Express Company		26,077	7,805,107
American Tower Corporation (a)		63,822	13,299,867
Berkshire Hathaway, Inc. - Class B (a)(c)		70,012	33,037,263
Blackrock, Inc. (a)(b)		23,322	25,794,365
Citigroup, Inc. (a)(b)		174,064	16,309,797
Digital Realty Trust, Inc. (a)		73,914	13,041,386
Intercontinental Exchange, Inc. (a)		87,515	16,175,397
JPMorgan Chase & Company (a)(b)		124,670	36,932,241
Marsh & McLennan Companies, Inc. (a)		77,851	15,507,919
Morgan Stanley (a)(b)		168,570	24,014,482
PNC Financial Services Group, Inc.		102,545	19,511,237
Progressive Corporation (a)		125,965	30,488,569
Public Storage (a)		27,642	7,516,965
Visa, Inc. - Class A (a)		114,280	39,480,312
Welltower, Inc. (a)		37,922	6,259,784
			305,174,691

Industrial - 6.8%
Carrier Global Corporation (a)		88,495	6,072,527
Caterpillar, Inc. (b)		58,999	25,842,742
CSX Corporation (a)		457,431	16,257,098
Deere & Company (a)		27,607	14,476,282
Eaton Corporation PLC (a)(b)		33,094	12,731,924
General Electric Company (a)(b)		50,757	13,759,207
Honeywell International, Inc. (a)		79,428	17,660,816
Northrop Grumman Corporation (a)(b)		38,721	22,326,916
RTX Corporation (b)		51,675	8,142,430
			137,269,942

Technology - 34.1%(d)
Advanced Micro Devices, Inc. (b)(c)		62,296	10,983,408
Analog Devices, Inc. (a)		77,902	17,499,126
Apple, Inc. (a)		557,444	115,708,651
Broadcom, Inc. (a)(b)		175,208	51,458,590
Broadridge Financial Solutions, Inc. (a)(b)		35,694	8,834,622
Crowdstrike Holdings, Inc. - Class A (a)(b)(c)		37,246	16,930,914
Fiserv, Inc. (a)(c)		67,473	9,374,699
International Business Machines Corporation (a)		35,870	9,080,490
Intuit, Inc. (a)(b)		29,975	23,534,272
Lam Research Corporation		229,866	21,800,491
Microsoft Corporation (a)(b)		277,620	148,110,270
NVIDIA Corporation (a)(b)		909,811	161,828,083
Oracle Corporation (a)(b)		63,254	16,051,968
Palantir Technologies, Inc. - Class A (b)(c)		78,724	12,465,945
QUALCOMM, Inc. (a)		42,651	6,259,461
Salesforce, Inc.		27,138	7,010,559
ServiceNow, Inc. (a)(c)		33,068	31,187,092
Texas Instruments, Inc.		36,718	6,648,161
Tyler Technologies, Inc. (a)(c)		19,351	11,311,821
			686,078,623

Utilities - 2.4%
Duke Energy Corporation (a)		131,408	15,984,469
NextEra Energy, Inc. (a)		107,133	7,612,871
Southern Company (a)(b)		253,065	23,909,581
			47,506,921
TOTAL COMMON STOCKS (Cost $1,508,949,474)			1,992,238,480

PURCHASED OPTIONS - 1.3% (c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.2%			$–
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $7,000.00	$ 1,901,817,000	3,000	4,140,000

Put Options - 1.1%			$–
S&P 500 Index, Expiration: 10/17/2025; Exercise Price: $6,000.00	1,965,210,900	3,100	22,103,000
TOTAL PURCHASED OPTIONS (Cost $27,146,937)			26,243,000

SHORT-TERM INVESTMENTS - 0.8%			Value
Money Market Funds - 0.8%		Shares
First American Treasury Obligations Fund - Class X, 4.22% (g)		16,058,022	16,058,022
TOTAL SHORT-TERM INVESTMENTS (Cost $16,058,022)			16,058,022

TOTAL INVESTMENTS - 101.0% (Cost $1,552,154,433)			2,034,539,502
Liabilities in Excess of Other Assets - (1.0)% (h)			(20,432,360)
TOTAL NET ASSETS - 100.0%			$2,014,107,142
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $1,652,553,772.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(h)	Includes cash of $241,831 that is pledged as collateral for written options.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.8)%
Advanced Micro Devices, Inc., Expiration: 08/01/2025; Exercise Price: $180.00	$(10,578,600)	(600)	$(45,000)
Altria Group, Inc., Expiration: 08/29/2025; Exercise Price: $62.00	(3,097,000)	(500)	(64,000)
Blackrock, Inc., Expiration: 08/15/2025; Exercise Price: $1,200.00	(22,120,200)	(200)	(12,500)
Broadcom, Inc., Expiration: 08/01/2025; Exercise Price: $280.00	(7,342,500)	(250)	(355,000)
Broadridge Financial Solutions, Inc., Expiration: 08/15/2025; Exercise Price: $240.00	(2,598,855)	(105)	(109,725)
Caterpillar, Inc., Expiration: 08/08/2025; Exercise Price: $390.00	(19,710,900)	(450)	(2,192,625)
Cintas Corporation, Expiration: 08/15/2025; Exercise Price: $230.00	(4,451,000)	(200)	(18,000)
Citigroup, Inc., Expiration: 08/15/2025; Exercise Price: $95.00	(3,279,500)	(350)	(41,125)
Crowdstrike Holdings, Inc. – Class A, Expiration: 08/15/2025; Exercise Price: $500.00	(4,091,130)	(90)	(18,315)
Diamondback Energy, Inc., Expiration: 08/01/2025; Exercise Price: $155.00	(6,689,700)	(450)	(19,125)
Eaton Corporation PLC, Expiration: 08/01/2025; Exercise Price: $350.00	(11,541,600)	(300)	(1,056,000)
General Electric Company, Expiration: 08/15/2025; Exercise Price: $250.00	(8,132,400)	(300)	(679,500)
Intuit, Inc., Expiration: 08/15/2025; Exercise Price: $820.00	(5,888,475)	(75)	(26,250)
Johnson & Johnson, Expiration: 08/15/2025; Exercise Price: $165.00	(4,942,200)	(300)	(69,450)
JPMorgan Chase & Company, Expiration: 08/15/2025; Exercise Price: $280.00	(17,774,400)	(600)	(1,065,000)
Meta Platforms, Inc. – Class A, Expiration: 08/01/2025; Exercise Price: $790.00	(20,882,880)	(270)	(30,780)
Microsoft Corporation, Expiration: 08/01/2025; Exercise Price: $475.00	(64,020,000)	(1,200)	(7,089,000)
Morgan Stanley, Expiration: 08/29/2025; Exercise Price: $150.00	(11,396,800)	(800)	(94,800)
Netflix, Inc., Expiration: 08/15/2025; Exercise Price: $1,250.00	(10,434,600)	(90)	(26,100)
Newmont Corporation, Expiration: 08/15/2025; Exercise Price: $55.00	(5,278,500)	(850)	(631,125)
Northrop Grumman Corporation, Expiration: 09/19/2025; Exercise Price: $610.00	(5,766,100)	(100)	(42,000)
NVIDIA Corporation, Expiration: 08/15/2025; Exercise Price: $170.00	(5,336,100)	(300)	(317,250)
Oracle Corporation, Expiration: 08/01/2025; Exercise Price: $230.00	(10,150,800)	(400)	(936,000)
Palantir Technologies, Inc. – Class A, Expiration: 08/01/2025; Exercise Price: $165.00	(7,917,500)	(500)	(7,500)
RTX Corporation, Expiration: 08/15/2025; Exercise Price: $160.00	(3,151,400)	(200)	(26,300)
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $7,200.00	(1,901,817,000)	(3,000)	(1,200,000)
Southern Company, Expiration: 08/01/2025; Exercise Price: $90.00	(5,668,800)	(600)	(288,000)
Walmart, Inc., Expiration: 08/15/2025; Exercise Price: $97.50	(1,959,600)	(200)	(39,900)
Total Call Options			(16,500,370)

Put Options - (0.4)%
S&P 500 Index, Expiration: 10/17/2025; Exercise Price: $5,400.00	(1,965,210,900)	(3,100)	(7,672,500)
TOTAL WRITTEN OPTIONS (Premiums received $21,172,825)			$(24,172,870)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Collared Investment Opportunity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,992,238,480	$–	$–	$1,992,238,480
Purchased Options	–	26,243,000	–	26,243,000
Money Market Funds	16,058,022	–	–	16,058,022
Total Investments	$2,008,296,502	$26,243,000	$–	$2,034,539,502

Liabilities:
Investments:
Written Options	$–	$(24,172,870)	$–	$(24,172,870)
Total Investments	$–	$(24,172,870)	$–	$(24,172,870)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.